Organization and nature of operations - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)
Organization and nature of operations
Cash generated from investing activities	¥ 419,581	$ 57,482,000	¥ (598,535)		¥ (1,023,997)
Cash generated from financing activities	(99,204)	(13,591,000)	(27,956)		(78,454)
Shanghai Zhixiang Technology Co., Ltd.
Organization and nature of operations
Capital and reserve funds	1,566		1,566
Related Party
Organization and nature of operations
Initial paid-in capital recorded as other non-current liabilities	¥ 1,000		1,000				$ 137,000
Variable Interest Entity
Organization and nature of operations
Cash generated from investing activities | $		$ 0		$ 0		$ 0
Variable Interest Entity | Zhixiang Technology (Shanghai) Co., Ltd. ("Zhixiang WFOE")
Organization and nature of operations
Term of agreement remains valid for a period	10 years	10 years
Term of terminate the agreement unilaterally prior written notice	30 days	30 days
Consultancy and service fees	¥ 0		¥ 0		¥ 0
Variable Interest Entity | Equity Interest Pledge Agreement | Shanghai Zhixiang Technology Co., Ltd.
Organization and nature of operations
Percentage of pledged equity interests	100.00%	100.00%
Initial paid-in capital recorded as other non-current liabilities	¥ 1,000
Variable Interest Entity | Equity Interest Pledge Agreement | Zhixiang Technology (Shanghai) Co., Ltd. ("Zhixiang WFOE")
Organization and nature of operations
Business cooperation agreement term	10 years	10 years
Variable Interest Entity | Exclusive Option Agreement | Shanghai Zhixiang Technology Co., Ltd.
Organization and nature of operations
Stock option term	10 years	10 years
Variable Interest Entity | Zhixiang Technology (Shanghai) Co., Ltd. ("Zhixiang WFOE")
Organization and nature of operations
Exclusive asset subscription agreement term	10 years	10 years